Schedule of Investments (unaudited)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
WPP Finance 2010, 3.75%, 09/19/24	$2,633	$2,644,375

Aerospace & Defense — 0.2%
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	718	718,919
3.85%, 12/15/26 (Call 09/15/26)	50	50,051
3.95%, 05/28/24 (Call 02/28/24)	85	86,125
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	526	535,647
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	370	336,711
		1,727,453
Agriculture — 0.7%
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	5,309	4,963,756
3.25%, 08/15/26 (Call 05/15/26)	2,130	2,073,470
		7,037,226
Airlines — 0.1%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	1,018	1,062,588

Apparel — 0.3%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	568	562,150
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,177	1,185,168
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	383	386,922
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	920	892,041
		3,026,281
Auto Manufacturers — 1.5%
American Honda Finance Corp.
1.00%, 09/10/25	475	439,589
1.20%, 07/08/25	247	231,108
1.30%, 09/09/26	50	45,727
2.15%, 09/10/24	1,035	1,014,962
2.30%, 09/09/26(a)	110	104,554
2.35%, 01/08/27	50	47,337
2.40%, 06/27/24	471	465,334
2.90%, 02/16/24	499	499,090
3.55%, 01/12/24(a)	487	492,537
3.63%, 10/10/23	357	361,345
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	3,055	2,827,800
3.65%, 10/01/23 (Call 07/01/23)(a)	1,187	1,200,010
General Motors Co., 4.00%, 04/01/25	600	599,520
General Motors Financial Co. Inc.
2.35%, 02/26/27 (Call 01/26/27)(a)	900	818,091
2.75%, 06/20/25 (Call 05/20/25)	180	173,792
2.90%, 02/26/25 (Call 01/26/25)	897	875,355
4.00%, 01/15/25 (Call 10/15/24)	170	170,593
4.00%, 10/06/26 (Call 07/06/26)	40	39,581
4.30%, 07/13/25 (Call 04/13/25)	62	62,510
4.35%, 04/09/25 (Call 02/09/25)	1,402	1,415,081
4.35%, 01/17/27 (Call 10/17/26)	25	24,839
PACCAR Financial Corp.
1.80%, 02/06/25(a)	25	24,154
2.15%, 08/15/24	80	78,636
Toyota Motor Corp.
2.36%, 07/02/24	100	99,072
3.42%, 07/20/23	111	112,064
Toyota Motor Credit Corp.
0.50%, 08/14/23	70	68,302
Security	Par (000)	Value

Auto Manufacturers (continued)
1.35%, 08/25/23	$87	$85,862
1.80%, 02/13/25	278	268,587
1.90%, 01/13/27	100	93,371
2.00%, 10/07/24	227	222,097
2.25%, 10/18/23	51	50,779
2.90%, 04/17/24	63	63,060
3.00%, 04/01/25	508	506,303
3.05%, 03/22/27	15	14,672
3.35%, 01/08/24	130	131,322
3.40%, 04/14/25	162	162,818
3.45%, 09/20/23	97	98,089
		13,987,943
Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 02/18/23)	100	96,725
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	544	541,596
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	861	863,712
		1,502,033
Banks — 34.6%
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	3,555	3,452,580
1.13%, 09/18/25	8,856	8,090,930
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(b)	245	217,744
1.80%, 03/25/26	1,570	1,441,982
2.70%, 05/28/25	550	531,509
2.71%, 06/27/24	105	103,441
4.18%, 03/24/28 (Call 03/24/27)(b)	1,000	979,960
5.18%, 11/19/25	580	593,502
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	440	413,538
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(b)	160	146,126
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	628	580,617
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	2,456	2,236,998
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	4,125	3,927,330
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	915	887,303
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(b)	490	458,263
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	608	599,227
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	287	282,772
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)	936	935,410
3.50%, 04/19/26	114	113,472
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	270	265,121
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	2,220	2,172,647
3.80%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(b)	300	301,632
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	1,765	1,740,449
3.86%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.940%)(b)	979	985,941
3.88%, 08/01/25	461	468,925
4.00%, 04/01/24(a)	371	378,320
4.00%, 01/22/25	269	270,921
4.13%, 01/22/24	281	287,092
4.20%, 08/26/24	709	721,294

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(b)	$1,365	$1,376,248
4.45%, 03/03/26	195	197,771
Series L, 3.95%, 04/21/25	802	807,534
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(b)	1,103	1,012,686
Bank of Montreal
0.45%, 12/08/23	165	159,600
0.63%, 07/09/24	5	4,745
0.90%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)(b)	2,540	2,287,473
1.25%, 09/15/26	2,040	1,838,978
1.50%, 01/10/25	200	190,142
1.85%, 05/01/25	305	291,397
2.50%, 06/28/24	1,417	1,399,500
2.65%, 03/08/27	25	23,598
3.70%, 06/07/25	500	499,965
4.34%, 10/05/28 (Call 10/05/23)(b)	850	856,621
Series E, 3.30%, 02/05/24	2,869	2,883,202
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	265	241,630
1.60%, 04/24/25 (Call 03/24/25)	1,815	1,731,710
2.05%, 01/26/27 (Call 12/26/26)	165	155,070
2.10%, 10/24/24	731	717,111
2.20%, 08/16/23 (Call 06/16/23)	2,778	2,776,222
2.80%, 05/04/26 (Call 02/04/26)	100	97,956
3.25%, 09/11/24 (Call 08/11/24)	421	423,282
3.35%, 04/25/25 (Call 03/25/25)	720	722,614
3.40%, 05/15/24 (Call 04/15/24)	443	448,378
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)(b)	75	73,990
3.45%, 08/11/23	870	880,257
3.95%, 11/18/25 (Call 10/18/25)	170	173,198
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	1,110	1,126,139
Series G, 3.00%, 02/24/25 (Call 01/24/25)	340	339,126
Bank of Nova Scotia (The)
0.40%, 09/15/23	85	82,518
0.70%, 04/15/24	2	1,911
1.05%, 03/02/26	8,100	7,324,101
1.30%, 06/11/25(a)	1,761	1,646,852
1.30%, 09/15/26	4,145	3,738,831
1.35%, 06/24/26	2,550	2,316,802
1.95%, 02/02/27	200	183,700
2.20%, 02/03/25	3,814	3,699,542
2.44%, 03/11/24	700	691,705
2.70%, 08/03/26(a)	1,080	1,033,949
2.95%, 03/11/27	700	671,146
3.40%, 02/11/24	2,381	2,392,143
4.50%, 12/16/25	25	25,497
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(b)	1,885	1,780,420
Barclays Bank PLC, 3.75%, 05/15/24	152	153,210
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(b)	3,305	2,999,287
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(b)	1,055	1,015,332
3.65%, 03/16/25	345	343,775
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(b)	1,920	1,919,270
4.38%, 09/11/24(a)	165	167,132
4.38%, 01/12/26	1,495	1,502,101
5.20%, 05/12/26	1,065	1,086,896
BNP Paribas SA, 4.25%, 10/15/24	1,140	1,156,427
Security	Par (000)	Value

Banks (continued)
BPCE SA
3.38%, 12/02/26	$60	$58,501
4.00%, 04/15/24	1,515	1,533,210
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(b)	175	173,439
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	602	591,092
0.95%, 10/23/25(a)	610	559,016
1.00%, 10/18/24	105	99,467
1.25%, 06/22/26	285	257,381
2.25%, 01/28/25	1,988	1,927,068
3.10%, 04/02/24	2,258	2,259,558
3.45%, 04/07/27	65	63,405
3.50%, 09/13/23(a)	2,391	2,417,851
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	276	279,649
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	3,110	2,803,789
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(b)	1,255	1,130,328
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(b)	500	476,910
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	1,667	1,629,676
3.20%, 10/21/26 (Call 07/21/26)	70	68,079
3.30%, 04/27/25(a)	553	552,021
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	1,146	1,137,554
3.40%, 05/01/26	70	69,097
3.70%, 01/12/26	1,565	1,560,884
3.75%, 06/16/24(a)	256	260,055
3.88%, 10/25/23	132	134,660
3.88%, 03/26/25	300	300,855
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(b)	1,100	1,084,127
4.00%, 08/05/24	239	242,425
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)(b)	1,841	1,860,717
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(b)	190	191,682
4.40%, 06/10/25	1,388	1,404,906
4.60%, 03/09/26(a)	530	538,676
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(b)	455	462,130
5.50%, 09/13/25	587	614,090
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	322	309,935
Comerica Bank
2.50%, 07/23/24	849	833,531
4.00%, 07/27/25	290	289,516
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	2,242	2,256,394
Cooperatieve Rabobank U.A., 4.38%, 08/04/25	250	251,638
Credit Suisse AG/New York NY
2.95%, 04/09/25(a)	235	229,748
3.63%, 09/09/24	955	952,889
Credit Suisse Group AG
3.75%, 03/26/25(a)	524	518,194
4.55%, 04/17/26	785	785,824
Deutsche Bank AG, 4.10%, 01/13/26	490	488,623
Deutsche Bank AG/London, 3.70%, 05/30/24	889	891,471
Deutsche Bank AG/New York NY
1.69%, 03/19/26	100	91,549
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	2,415	2,209,701
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(b)	587	572,777
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(b)	50	44,303
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(b)	2,625	2,336,906

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.70%, 05/30/24	$1,066	$1,066,416
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(b)	2,480	2,443,197
4.10%, 01/13/26(a)	1,088	1,084,061
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	299	292,225
4.68%, 08/09/28 (Call 08/09/23)(b)	682	682,130
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(a)	357	358,110
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(b)	175	158,534
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	2,517	2,279,546
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(b)	1,285	1,159,070
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(b)	250	243,158
1.90%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	3,070	2,799,533
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(b)	1,180	1,103,973
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	1,992	1,974,231
3.50%, 01/23/25 (Call 10/23/24)	364	364,757
3.50%, 04/01/25 (Call 03/01/25)	529	529,365
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(b)	545	531,299
3.63%, 02/20/24 (Call 01/20/24)(a)	950	957,562
3.75%, 05/22/25 (Call 02/22/25)	531	535,752
3.85%, 07/08/24 (Call 04/08/24)	588	597,496
3.85%, 01/26/27 (Call 01/26/26)	25	24,883
4.00%, 03/03/24	1,195	1,214,610
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(a)(b)	300	283,230
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(b)	200	192,814
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(b)	3,245	2,902,912
1.60%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(b)	985	917,793
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(b)	1,215	1,142,744
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)	330	299,924
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	785	759,927
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(b)	1,905	1,902,447
3.90%, 05/25/26(a)	3,840	3,813,619
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(b)	1,720	1,681,025
4.25%, 03/14/24	275	278,286
4.25%, 08/18/25	402	404,159
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(b)	1,490	1,487,854
4.30%, 03/08/26	255	256,346
4.38%, 11/23/26	1,645	1,651,679
HSBC HOLDINGS PLC
4.20%, 12/09/25 (Call 12/09/24)	500	500,000
4.80%, 06/09/28 (Call 06/09/27)	500	500,000
HSBC USA Inc.
3.50%, 06/23/24	225	225,794
3.75%, 05/24/24	400	402,188
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	1,240	1,222,714
4.00%, 05/15/25 (Call 04/15/25)	915	925,705
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)	200	201,502
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)(b)	2,500	2,263,625
3.55%, 04/09/24	1,552	1,556,842
3.95%, 03/29/27	65	63,900
4.02%, 03/28/28 (Call 03/28/27), (SOFR + 1.830%)(b)	95	92,848
4.10%, 10/02/23	2,015	2,043,432
Security	Par (000)	Value

Banks (continued)
Intesa Sanpaolo SpA, 5.25%, 01/12/24	$7,040	$7,149,965
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(b)	170	164,689
1.00%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	210	190,982
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(b)	840	758,268
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(b)	2,775	2,499,831
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(b)	379	373,774
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	620	568,478
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	2,555	2,431,415
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	3,857	3,672,443
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(b)	259	250,634
2.90%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(b)	510	485,260
3.13%, 01/23/25 (Call 10/23/24)	54	53,971
3.20%, 06/15/26 (Call 03/15/26)	110	108,808
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	355	353,328
3.63%, 05/13/24	548	555,305
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	2,025	1,994,463
3.80%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(b)	223	224,523
3.88%, 02/01/24	43	43,772
3.88%, 09/10/24(a)	536	543,493
3.90%, 07/15/25 (Call 04/15/25)	131	133,353
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(b)	55	54,941
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)(b)	695	701,992
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(b)	455	457,967
4.13%, 12/15/26	25	25,208
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(b)	3,590	3,616,386
7.63%, 10/15/26	30	34,261
7.75%, 07/15/25	35	38,921
8.00%, 04/29/27	125	145,910
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25(a)	250	249,135
Lloyds Bank PLC, 3.50%, 05/14/25(a)	700	695,170
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(b)	260	235,404
2.44%, 02/05/26 (Call 02/05/25)(b)	2,075	1,993,515
3.87%, 07/09/25 (Call 07/09/24)(b)	936	937,133
3.90%, 03/12/24	905	911,616
4.05%, 08/16/23	905	916,575
4.45%, 05/08/25	460	468,538
4.50%, 11/04/24	710	719,209
4.58%, 12/10/25	1,935	1,945,023
4.65%, 03/24/26	3,045	3,061,656
Mitsubishi UFJ Financial Group Inc.
0.80%, 09/15/24 (Call 09/15/23)(b)	215	208,430
1.41%, 07/17/25	465	431,976
2.19%, 02/25/25	1,440	1,385,294
2.34%, 01/19/28 (Call 01/19/27)(b)	500	459,540
2.80%, 07/18/24	255	251,966
3.41%, 03/07/24(a)	140	140,594
3.78%, 03/02/25	138	138,418
Mizuho Financial Group Inc.
0.80%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(b)	180	174,200
1.23%, 05/22/27 (Call 05/22/26)(b)	985	874,581
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	397	387,809
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(b)	1,325	1,258,034

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(b)	$710	$689,353
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	270	264,827
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(b)	244	245,066
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(b)	105	100,481
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(b)	125	118,266
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	4,142	3,736,581
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	2,965	2,681,131
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	4,425	4,036,662
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	2,031	1,938,894
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(b)	825	769,709
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(b)	690	669,535
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	1,902	1,865,063
3.13%, 07/27/26	2,045	1,999,172
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(b)	375	375,716
3.70%, 10/23/24	1,932	1,959,434
3.88%, 01/27/26	2,571	2,588,200
4.00%, 07/23/25	909	920,562
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(b)	670	671,280
4.35%, 09/08/26	140	141,765
5.00%, 11/24/25	1,128	1,168,078
6.25%, 08/09/26	195	212,359
Series F, 3.88%, 04/29/24	1,506	1,536,195
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(b)	436	409,544
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)(b)	1,745	1,566,486
3.75%, 11/01/29 (Call 11/01/24)(b)	1,099	1,075,723
3.88%, 09/12/23	1,470	1,478,820
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	1,510	1,514,032
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(b)	1,292	1,304,752
4.80%, 04/05/26	1,730	1,755,050
5.13%, 05/28/24	1,477	1,506,584
6.00%, 12/19/23	1,325	1,367,612
Northern Trust Corp., 3.95%, 10/30/25	703	715,703
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	30	30,188
PNC Bank NA
2.95%, 02/23/25 (Call 01/24/25)	85	84,326
3.25%, 06/01/25 (Call 05/02/25)	332	331,605
3.30%, 10/30/24 (Call 09/30/24)	27	27,059
3.88%, 04/10/25 (Call 03/10/25)	2,052	2,063,676
2.50%, 08/27/24 (Call 07/27/24)	2,530	2,486,206
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	723	710,984
3.15%, 05/19/27 (Call 04/19/27)	500	488,535
3.50%, 01/23/24 (Call 12/23/23)	2,412	2,434,263
3.90%, 04/29/24 (Call 03/29/24)	431	437,112
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)(a)	1,620	1,570,104
Royal Bank of Canada
1.15%, 06/10/25	893	834,901
1.20%, 04/27/26	265	241,025
2.05%, 01/21/27(a)	250	231,848
2.25%, 11/01/24	875	856,047
2.55%, 07/16/24	1,295	1,281,545
3.70%, 10/05/23	160	162,362
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(b)	2,370	2,153,050
Security	Par (000)	Value

Banks (continued)
3.24%, 10/05/26 (Call 08/05/26)	$35	$33,622
3.45%, 06/02/25 (Call 05/02/25)	565	555,559
3.50%, 06/07/24 (Call 05/07/24)	468	466,381
4.50%, 07/17/25 (Call 04/17/25)	760	768,634
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	355	324,889
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(b)	315	282,196
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(b)	2,025	1,847,205
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(b)	1,195	1,212,507
Santander UK PLC
2.88%, 06/18/24	30	29,693
4.00%, 03/13/24	306	311,202
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(b)	2,232	2,185,061
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(b)	280	275,346
3.30%, 12/16/24(a)	1,008	1,016,810
3.55%, 08/18/25	2,473	2,499,931
3.70%, 11/20/23	456	463,633
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(b)	345	348,692
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24(a)	250	249,650
3.65%, 07/23/25(a)	260	259,321
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	1,725	1,611,702
2.30%, 01/15/25	1,895	1,833,507
2.40%, 09/27/24	1,045	1,020,631
2.70%, 07/16/24	950	935,588
3.94%, 10/16/23	146	148,067
SVB Financial Group
3.50%, 01/29/25(a)	364	361,834
4.30%, 04/29/28 (Call 04/29/27)(b)	720	715,961
Svenska Handelsbanken AB, 3.90%, 11/20/23	510	518,211
Toronto-Dominion Bank (The)
0.45%, 09/11/23(a)	528	513,549
0.70%, 09/10/24	125	118,506
0.75%, 09/11/25(a)	395	362,057
0.75%, 01/06/26	50	45,299
1.15%, 06/12/25	1,422	1,329,570
1.20%, 06/03/26	275	250,170
1.25%, 09/10/26	4,075	3,678,339
2.35%, 03/08/24	820	811,365
2.65%, 06/12/24	2,617	2,594,625
2.80%, 03/10/27	800	764,936
3.25%, 03/11/24	1,436	1,442,390
3.50%, 07/19/23	4,123	4,170,538
3.63%, 09/15/31 (Call 09/15/26)(b)	840	824,242
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	45	42,984
2.15%, 12/06/24 (Call 11/05/24)	227	221,990
2.64%, 09/17/29 (Call 09/17/24)(b)	806	781,715
3.20%, 04/01/24 (Call 03/01/24)	166	166,712
3.30%, 05/15/26 (Call 04/15/26)	150	147,597
3.63%, 09/16/25 (Call 08/16/25)	320	319,344
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(b)	80	80,548
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	65	60,652
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	475	432,967

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.50%, 08/01/24 (Call 07/01/24)	$215	$212,622
2.85%, 10/26/24 (Call 09/26/24)	134	133,057
3.70%, 06/05/25 (Call 05/05/25)	74	74,570
3.75%, 12/06/23 (Call 11/06/23)	110	111,472
4.00%, 05/01/25 (Call 03/01/25)	287	291,819
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	215	204,772
2.40%, 07/30/24 (Call 06/28/24)	180	177,757
3.38%, 02/05/24 (Call 01/05/24)	89	89,748
3.60%, 09/11/24 (Call 08/11/24)	151	152,521
3.70%, 01/30/24 (Call 12/29/23)	61	61,992
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	117	113,804
2.80%, 01/27/25 (Call 12/27/24)(a)	102	101,077
UnitedHealth Group Inc., 3.70%, 05/15/27 (Call 04/15/27)(a)	540	546,248
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(b)	270	252,312
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(b)	650	602,498
Westpac Banking Corp.
1.15%, 06/03/26	170	154,523
2.35%, 02/19/25(a)	1,120	1,094,610
2.85%, 05/13/26	500	486,365
2.89%, 02/04/30 (Call 02/04/25)(b)	1,201	1,149,513
3.30%, 02/26/24	1,759	1,771,964
4.32%, 11/23/31 (Call 11/23/26)(b)	100	98,036
		332,033,086
Beverages — 3.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	440	441,434
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	55	55,458
Coca-Cola Co. (The)
1.75%, 09/06/24(a)	184	181,665
3.38%, 03/25/27	870	879,309
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,445	5,130,606
2.13%, 10/24/24 (Call 09/24/24)	4,850	4,745,191
3.50%, 09/18/23 (Call 08/18/23)	3,950	3,990,093
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)(a)	235	235,994
4.42%, 05/25/25 (Call 03/25/25)	86	88,070
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)(a)	10,270	9,904,183
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	725	715,756
2.63%, 03/19/27 (Call 01/19/27)	1,740	1,699,667
2.75%, 04/30/25 (Call 01/30/25)	521	520,088
2.85%, 02/24/26 (Call 11/24/25)(a)	245	243,351
3.50%, 07/17/25 (Call 04/17/25)	1,836	1,863,944
3.60%, 03/01/24 (Call 12/01/23)	282	286,343
		30,981,152
Biotechnology — 1.2%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	632	610,651
2.25%, 08/19/23 (Call 06/19/23)(a)	207	206,447
2.60%, 08/19/26 (Call 05/19/26)(a)	30	28,961
3.13%, 05/01/25 (Call 02/01/25)(a)	731	729,618
3.63%, 05/22/24 (Call 02/22/24)	2,212	2,238,323
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	290	292,830
Security	Par (000)	Value

Biotechnology (continued)
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	$1,172	$1,182,044
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 06/13/22)	293	285,218
2.50%, 09/01/23 (Call 07/01/23)(a)	1,123	1,121,271
2.95%, 03/01/27 (Call 12/01/26)	340	329,477
3.50%, 02/01/25 (Call 11/01/24)	969	974,068
3.65%, 03/01/26 (Call 12/01/25)	888	890,069
3.70%, 04/01/24 (Call 01/01/24)	2,826	2,862,371
		11,751,348
Building Materials — 1.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	75	72,193
2.49%, 02/15/27 (Call 12/15/26)	1,230	1,147,320
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)(a)	667	675,037
4.00%, 06/15/25 (Call 03/15/25)	588	589,070
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	2,575	2,592,201
3.90%, 02/14/26 (Call 11/14/25)	3,192	3,206,747
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	575	529,822
3.00%, 11/15/23 (Call 09/15/23)	491	491,010
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	238	241,315
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	600	588,288
4.20%, 12/01/24 (Call 09/01/24)	299	303,993
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	65	66,645
		10,503,641
Chemicals — 1.6%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	175	176,481
Albemarle Corp., 4.15%, 12/01/24 (Call 06/12/22)	324	333,360
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	379	378,822
Dow Chemical Co. (The), 3.63%, 05/15/26 (Call 03/15/26)	625	625,906
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	396	403,500
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	143	143,298
Ecolab Inc.
0.90%, 12/15/23 (Call 12/15/22)	115	112,053
1.65%, 02/01/27 (Call 01/01/27)(a)	4,495	4,164,977
2.70%, 11/01/26 (Call 08/01/26)	2,835	2,757,548
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	699	666,441
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	115	115,975
Linde Inc./CT, 2.65%, 02/05/25 (Call 11/05/24)	955	945,908
LYB International Finance BV, 4.00%, 07/15/23	168	169,804
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)(a)	300	311,304
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	368	373,487
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	75	74,229
4.00%, 12/15/26 (Call 09/15/26)	445	449,557
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	1,636	1,493,226
2.40%, 08/15/24 (Call 07/15/24)	591	581,526

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)(a)	$380	$380,441
3.45%, 08/01/25 (Call 05/01/25)	265	264,128
		14,921,971
Commercial Services — 1.7%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	7,905	8,002,627
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	335	346,745
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)(d)	2,410	2,136,634
Moody’s Corp.
3.75%, 03/24/25 (Call 02/24/25)(a)	40	40,325
4.88%, 02/15/24 (Call 11/15/23)(a)	280	287,683
PayPal Holdings Inc., 1.65%, 06/01/25 (Call 05/01/25)	2,909	2,780,422
Phillips 66 Co., 2.45%, 12/15/24 (Call 11/15/24)(d)	50	48,442
S&P Global Inc., 2.45%, 03/01/27 (Call 02/01/27)(d)	2,670	2,536,927
		16,179,805
Computers — 2.8%
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	115	117,563
6.02%, 06/15/26 (Call 03/15/26)	830	878,173
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	25	22,517
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	855	830,838
1.75%, 04/01/26 (Call 03/01/26)	997	925,894
4.45%, 10/02/23 (Call 09/02/23)	780	795,194
4.90%, 10/15/25 (Call 07/15/25)	2,733	2,832,809
HP Inc., 2.20%, 06/17/25 (Call 05/17/25)	2,003	1,913,887
International Business Machines Corp.
3.00%, 05/15/24	5,445	5,457,142
3.30%, 05/15/26	685	681,000
3.38%, 08/01/23	1,494	1,507,909
3.45%, 02/19/26(a)	5,155	5,163,093
3.63%, 02/12/24	2,231	2,262,948
7.00%, 10/30/25	2,138	2,390,562
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)(a)	656	652,576
		26,432,105
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co., 3.25%, 03/15/24(a)	1,883	1,903,412
GSK Consumer Healthcare Capital US LLC, 3.38%, 03/24/27 (Call 02/24/27)(d)	1,905	1,865,852
Procter & Gamble Co. (The)
2.80%, 03/25/27	50	49,063
3.10%, 08/15/23	268	271,036
Unilever Capital Corp.
0.38%, 09/14/23	190	184,914
2.60%, 05/05/24 (Call 03/05/24)	531	528,982
3.10%, 07/30/25	100	99,907
3.25%, 03/07/24 (Call 02/07/24)(a)	377	380,167
3.38%, 03/22/25 (Call 01/22/25)(a)	200	201,650
		5,484,983
Distribution & Wholesale — 0.3%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	2,996	2,895,125

Diversified Financial Services — 5.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	2,390	2,136,947
2.45%, 10/29/26 (Call 09/29/26)	1,515	1,357,213
2.88%, 08/14/24 (Call 07/14/24)(a)	748	723,353
3.15%, 02/15/24 (Call 01/15/24)	152	148,236
Security	Par (000)	Value

Diversified Financial Services (continued)
3.50%, 01/15/25 (Call 11/15/24)	$987	$957,518
4.45%, 10/01/25 (Call 08/01/25)	695	688,293
4.50%, 09/15/23 (Call 08/15/23)	320	322,243
4.88%, 01/16/24 (Call 12/16/23)	237	238,813
6.50%, 07/15/25 (Call 06/15/25)	720	752,083
Affiliated Managers Group Inc.
3.50%, 08/01/25	35	35,162
4.25%, 02/15/24	295	300,106
Air Lease Corp.
2.20%, 01/15/27 (Call 12/15/26)	930	835,977
2.30%, 02/01/25 (Call 01/01/25)	815	773,997
2.88%, 01/15/26 (Call 12/15/25)(a)	506	477,558
3.25%, 03/01/25 (Call 01/01/25)	569	553,324
3.38%, 07/01/25 (Call 06/01/25)	244	236,743
4.25%, 02/01/24 (Call 01/01/24)	488	490,152
4.25%, 09/15/24 (Call 06/15/24)	601	602,340
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	286	282,905
4.25%, 06/15/26 (Call 04/15/26)	20	19,071
4.40%, 09/25/23 (Call 08/25/23)	202	202,226
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	90	88,108
3.88%, 05/21/24 (Call 04/21/24)	817	822,033
4.63%, 03/30/25	483	491,670
5.13%, 09/30/24	1,275	1,318,618
5.80%, 05/01/25 (Call 04/01/25)(a)	105	110,079
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	50	46,084
2.50%, 07/30/24 (Call 06/30/24)	2,605	2,574,105
2.55%, 03/04/27 (Call 02/01/27)	320	304,218
3.00%, 10/30/24 (Call 09/29/24)(a)	1,940	1,936,062
3.13%, 05/20/26 (Call 04/20/26)	498	491,870
3.40%, 02/22/24 (Call 01/22/24)	1,936	1,949,262
3.63%, 12/05/24 (Call 11/04/24)	624	629,660
4.20%, 11/06/25 (Call 10/06/25)	292	300,471
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)(a)	969	960,812
3.70%, 10/15/24(a)	454	459,970
4.00%, 10/15/23	334	339,384
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	600	594,258
Brookfield Finance Inc.
4.00%, 04/01/24 (Call 02/01/24)	1,421	1,438,137
4.25%, 06/02/26 (Call 03/02/26)	85	85,637
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(b)	30	26,912
3.75%, 03/09/27 (Call 02/09/27)	25	24,617
4.93%, 05/10/28 (Call 05/10/27), (SOFR + 2.057%)(b)	2,000	2,032,440
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	1,770	1,772,213
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	258	256,849
3.85%, 05/21/25 (Call 03/21/25)	367	373,768
4.20%, 03/24/25 (Call 02/24/25)	424	435,189
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	727	727,487
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	590	590,012
3.95%, 11/06/24 (Call 08/06/24)	263	263,707
4.10%, 02/09/27 (Call 11/09/26)	160	158,749
Franklin Resources Inc., 2.85%, 03/30/25(a)	535	529,195
Intercontinental Exchange Inc.
3.45%, 09/21/23 (Call 06/12/22)	139	141,102

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.65%, 05/23/25 (Call 04/23/25)	$140	$141,792
4.00%, 10/15/23(a)	263	268,386
4.00%, 09/15/27 (Call 08/15/27)	2,300	2,315,709
Invesco Finance PLC
3.75%, 01/15/26	283	282,938
4.00%, 01/30/24	863	874,616
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,645	1,689,481
Legg Mason Inc., 4.75%, 03/15/26	330	342,461
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	400	390,936
3.38%, 04/01/24(a)	496	502,736
Nomura Holdings Inc.
1.65%, 07/14/26	2,490	2,242,619
1.85%, 07/16/25	1,725	1,612,030
2.33%, 01/22/27	2,815	2,571,587
2.60%, 01/16/25	330	320,136
ORIX Corp.
3.25%, 12/04/24	185	184,513
4.05%, 01/16/24(a)	130	131,793
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	260	251,040
4.25%, 08/15/24 (Call 05/15/24)	1,202	1,201,627
4.38%, 03/19/24 (Call 02/19/24)	470	473,831
4.50%, 07/23/25 (Call 04/23/25)	1,545	1,543,440
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(a)	2,132	1,932,615
2.85%, 01/10/25 (Call 12/10/24)	2,334	2,276,093
		55,957,317
Electric — 5.1%
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	4,001	3,969,712
3.20%, 04/15/25 (Call 03/15/25)	7,816	7,722,911
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	195	189,121
Connecticut Light & Power Co. (The), Series A, 0.75%, 12/01/25 (Call 11/01/25)	160	145,910
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 07/01/22)	237	229,537
Edison International
3.55%, 11/15/24 (Call 10/15/24)	292	289,492
4.95%, 04/15/25 (Call 03/15/25)	503	513,307
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,095	1,082,145
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	2,695	2,591,647
Series H, 3.15%, 01/15/25 (Call 10/15/24)	198	196,117
Series L, 2.90%, 10/01/24 (Call 08/01/24)	1,897	1,885,997
Series N, 3.80%, 12/01/23 (Call 11/01/23)	913	922,669
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	466	425,836
Series U, 1.40%, 08/15/26 (Call 07/15/26)	2,875	2,617,688
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	215	212,141
3.95%, 06/15/25 (Call 03/15/25)(a)	1,557	1,576,883
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	4,639	4,617,614
3.13%, 12/01/25 (Call 06/01/25)(a)	401	401,481
3.25%, 06/01/24 (Call 12/01/23)(a)	810	816,739
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	2,665	2,568,953
Iberdrola International BV, 5.81%, 03/15/25	665	709,109
Security	Par (000)	Value

Electric (continued)
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	$2,805	$2,733,360
3.65%, 06/15/24 (Call 03/15/24)	1,781	1,783,903
National Rural Utilities Cooperative Finance Corp.
3.45%, 06/15/25	500	500,040
4.75%, 04/30/43 (Call 04/30/23), (3 mo. LIBOR US + 2.910%)(b)	663	622,782
5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(b)	10	9,501
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	1,930	1,780,811
3.80%, 03/15/82 (Call 03/15/27)(b)	425	361,033
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25 (Call 01/01/25)	2,395	2,369,996
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)(a)	25	24,946
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	210	212,169
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	307	308,738
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	7	6,427
3.00%, 05/15/25 (Call 02/15/25)	70	69,414
3.25%, 09/01/23 (Call 08/01/23)	398	400,372
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	863	790,102
0.84%, 11/08/23 (Call 07/01/22)	110	106,371
2.88%, 06/15/24 (Call 05/15/24)	1,824	1,806,143
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	90	86,728
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	755	760,557
Sempra Energy, 4.13%, 04/01/52 (Call 01/01/27)(b)	5	4,361
Southern California Edison Co.
Series C, 3.50%, 10/01/23 (Call 07/01/23)	122	122,896
Series C, 4.20%, 06/01/25	135	135,763
Series D, 4.70%, 06/01/27 (Call 05/01/27)	365	371,128
Series E, 3.70%, 08/01/25 (Call 06/01/25)	395	393,989
		49,446,539
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)(a)	132	132,153

Electronics — 1.3%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)(a)	395	386,014
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	524	514,793
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	225	216,700
3.20%, 04/01/24 (Call 02/01/24)	193	192,772
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	30	30,246
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	2,260	2,217,783
4.75%, 06/15/25 (Call 03/15/25)(a)	200	203,776
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	10	9,709
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	30	27,173
1.35%, 06/01/25 (Call 05/01/25)	2,873	2,742,020
2.30%, 08/15/24 (Call 07/15/24)	1,224	1,213,584
2.50%, 11/01/26 (Call 08/01/26)	100	97,140
3.35%, 12/01/23(a)	280	282,775
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	984	1,004,447
Legrand France SA, 8.50%, 02/15/25(a)	353	394,629

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	$818	$824,209
4.75%, 12/01/24 (Call 09/01/24)	955	973,279
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)(a)	84	84,475
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	738	656,909
		12,072,433
Entertainment — 0.2%
Magallanes Inc., 3.76%, 03/15/27 (Call 02/15/27)(d)	1,845	1,791,163

Environmental Control — 0.1%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	248	244,000
3.20%, 03/15/25 (Call 12/15/24)	278	276,015
Waste Management Inc., 3.13%, 03/01/25 (Call 12/01/24)	45	44,954
		564,969
Food — 2.5%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	308	305,893
3.95%, 03/15/25 (Call 01/15/25)	422	426,402
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	1,203	1,220,251
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(a)	3,075	3,016,052
3.65%, 02/15/24 (Call 11/15/23)	520	525,351
4.00%, 04/17/25 (Call 02/17/25)(a)	1,233	1,256,279
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	565	530,043
3.20%, 08/21/25 (Call 05/21/25)	15	15,071
Hormel Foods Corp., 0.65%, 06/03/24 (Call 07/01/22)(a)	20	19,150
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(a)	650	632,229
JM Smucker Co. (The), 3.50%, 03/15/25	512	510,300
Kellogg Co.
2.65%, 12/01/23	2,657	2,652,643
3.25%, 04/01/26	8,957	8,849,426
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	195	186,036
3.50%, 02/01/26 (Call 11/01/25)(a)	55	54,734
4.00%, 02/01/24 (Call 11/01/23)(a)	237	240,678
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	295	265,686
3.15%, 08/15/24 (Call 06/15/24)	1,242	1,237,131
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	1,352	1,285,373
Tyson Foods Inc.
3.90%, 09/28/23 (Call 08/28/23)	48	48,576
3.95%, 08/15/24 (Call 05/15/24)(a)	349	353,977
		23,631,281
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)(a)	420	422,079

Gas — 0.3%
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	235	242,193
5.50%, 01/15/26 (Call 12/15/25)	1,249	1,289,930
ONE Gas Inc.
1.10%, 03/11/24 (Call 06/16/22)	265	255,240
3.61%, 02/01/24 (Call 11/01/23)	191	192,301
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	385	385,843
3.20%, 06/15/25 (Call 03/15/25)	50	49,696
Security	Par (000)	Value

Gas (continued)
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	$410	$395,404
		2,810,607
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25)(b)	494	458,180

Health Care - Products — 0.0%
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)(d)	50	45,790
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	32	32,148
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	338	329,918
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	45	45,025
		452,881
Health Care - Services — 1.1%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	301	302,505
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	810	752,296
2.38%, 01/15/25 (Call 12/15/24)	700	686,889
3.35%, 12/01/24 (Call 10/01/24)	493	494,706
3.50%, 08/15/24 (Call 05/15/24)	505	508,621
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(a)(d)	180	171,686
4.50%, 02/15/27 (Call 08/15/26)	40	40,414
5.00%, 03/15/24	2,123	2,179,875
5.25%, 04/15/25	612	634,852
5.25%, 06/15/26 (Call 12/15/25)	100	103,632
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	50	44,568
3.85%, 10/01/24 (Call 07/01/24)	319	320,617
3.95%, 03/15/27 (Call 12/15/26)	95	95,005
4.50%, 04/01/25 (Call 03/01/25)	542	555,306
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	510	466,675
2.30%, 12/01/24 (Call 11/01/24)	123	119,796
3.25%, 09/01/24 (Call 07/01/24)	524	525,431
3.60%, 02/01/25 (Call 11/01/24)	408	408,375
4.00%, 11/01/23 (Call 08/01/23)	20	20,243
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	530	527,111
3.50%, 03/30/25 (Call 12/30/24)	470	470,329
4.25%, 04/01/24 (Call 01/01/24)	1,053	1,072,754
UnitedHealth Group Inc., 3.75%, 07/15/25	256	260,803
		10,762,489
Holding Companies - Diversified — 0.0%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)(d)	225	208,872
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	20	20,150
Whirlpool Corp.
3.70%, 05/01/25	2	2,000
4.00%, 03/01/24	40	40,661
		62,811
Household Products & Wares — 0.1%
Clorox Co. (The), 3.50%, 12/15/24 (Call 06/12/22)	888	902,919

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Kimberly-Clark Corp.
2.75%, 02/15/26	$185	$181,796
3.05%, 08/15/25	240	239,318
		1,324,033
Insurance — 1.5%
Aflac Inc.
3.25%, 03/17/25	184	183,785
3.63%, 11/15/24	310	315,019
Allstate Corp. (The), Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(b)	807	755,796
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	235	227,644
3.75%, 07/10/25 (Call 04/10/25)	191	191,762
4.13%, 02/15/24	46	46,857
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	80	81,023
Chubb INA Holdings Inc.
3.15%, 03/15/25	25	24,937
3.35%, 05/15/24(a)	15	15,128
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	313	322,043
Lincoln National Corp.
3.35%, 03/09/25	225	223,470
4.00%, 09/01/23	60	60,815
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(b)	10	9,673
4.15%, 03/04/26	265	268,535
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	1,186	1,193,685
3.50%, 03/10/25 (Call 12/10/24)	401	403,422
3.75%, 03/14/26 (Call 12/14/25)(a)	70	70,381
3.88%, 03/15/24 (Call 02/15/24)	1,174	1,187,935
MetLife Inc.
3.00%, 03/01/25	807	802,594
3.60%, 04/10/24(a)	410	415,945
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	51	50,832
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	25	23,321
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(b)	413	401,366
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(b)	1,055	1,032,982
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(b)	444	439,675
Swiss Re America Holding Corp., 7.00%, 02/15/26	2,105	2,359,073
Voya Financial Inc.
3.65%, 06/15/26	30	29,626
5.65%, 05/15/53 (Call 05/15/23), (3 mo. LIBOR US + 3.580%)(b)	606	588,935
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	194	193,950
4.65%, 06/15/27 (Call 05/15/27)	500	503,585
XLIT Ltd., 4.45%, 03/31/25	2,310	2,358,187
		14,781,981
Internet — 0.4%
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	851	801,778
2.80%, 08/22/24 (Call 06/22/24)	342	342,944
3.80%, 12/05/24 (Call 09/05/24)	388	396,808
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	263	264,525
Security	Par (000)	Value

Internet (continued)
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	$225	$206,197
1.90%, 03/11/25 (Call 02/11/25)	436	416,075
3.45%, 08/01/24 (Call 05/01/24)(a)	347	348,183
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	950	966,710
		3,743,220
Iron & Steel — 0.1%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	188	179,820
3.95%, 05/23/25	60	60,674
4.30%, 05/23/27 (Call 04/23/27)	90	91,480
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	553	513,405
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	214	205,967
2.80%, 12/15/24 (Call 11/15/24)	360	354,067
		1,405,413
Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	355	348,344

Lodging — 0.9%
Hyatt Hotels Corp.
4.85%, 03/15/26 (Call 12/15/25)(a)	217	219,207
5.63%, 04/23/25 (Call 03/23/25)	170	175,641
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	529	487,045
3.20%, 08/08/24 (Call 07/08/24)	613	588,915
3.50%, 08/18/26 (Call 06/18/26)	30	27,233
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	155	155,787
3.75%, 03/15/25 (Call 12/15/24)	339	339,871
3.75%, 10/01/25 (Call 07/01/25)	95	94,706
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	426	448,740
Series R, 3.13%, 06/15/26 (Call 03/15/26)	120	116,496
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	31	31,437
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	2,000	1,754,960
5.13%, 08/08/25 (Call 06/08/25)	4,159	3,852,648
		8,292,686
Machinery — 1.3%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	90	87,638
0.65%, 07/07/23	104	102,062
1.45%, 05/15/25	67	63,969
1.70%, 01/08/27(a)	30	27,920
2.15%, 11/08/24	46	45,197
2.85%, 05/17/24	550	551,309
3.25%, 12/01/24	231	233,197
3.30%, 06/09/24	785	792,159
3.65%, 12/07/23	96	97,703
3.75%, 11/24/23(a)	61	62,075
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	212	215,057
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	795	720,000
1.88%, 01/15/26 (Call 12/15/25)	1,870	1,741,082
1.95%, 07/02/23	716	707,967
3.95%, 05/23/25	1,000	1,003,130
4.20%, 01/15/24	1,371	1,393,443
CNH Industrial NV, 4.50%, 08/15/23	1,467	1,487,611

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	$230	$227,923
John Deere Capital Corp.
1.75%, 03/09/27	15	13,922
2.05%, 01/09/25	37	36,185
2.60%, 03/07/24(a)	176	175,771
2.65%, 06/24/24	320	319,738
3.35%, 06/12/24	214	216,609
3.40%, 09/11/25	100	100,668
3.45%, 01/10/24	188	190,218
3.45%, 03/13/25(a)	159	161,274
3.65%, 10/12/23	107	108,732
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	586	562,648
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	65	64,501
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	195	188,411
4.40%, 03/15/24 (Call 02/15/24)	292	295,051
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	20	19,670
		12,012,840
Manufacturing — 2.7%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	3,026	2,946,719
2.25%, 09/19/26 (Call 06/19/26)	315	302,671
2.65%, 04/15/25 (Call 03/15/25)	3,171	3,136,595
3.00%, 08/07/25(a)	2,282	2,287,317
3.25%, 02/14/24 (Call 01/14/24)(a)	3,896	3,933,480
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	198	197,808
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)(a)	374	378,331
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	366	361,388
3.30%, 11/21/24 (Call 08/21/24)	278	278,053
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	176	176,618
4.30%, 03/01/24 (Call 12/01/23)	20	20,253
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	4,336	4,391,327
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	1,820	1,802,200
3.55%, 11/01/24 (Call 08/01/24)(a)	5,478	5,495,858
		25,708,618
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	221	225,988
Comcast Corp., 3.38%, 08/15/25 (Call 05/15/25)	311	312,589
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	133	130,585
3.80%, 03/13/24 (Call 01/13/24)(a)	179	179,958
3.90%, 11/15/24 (Call 08/15/24)	261	261,245
3.95%, 06/15/25 (Call 03/15/25)	194	192,628
4.90%, 03/11/26 (Call 12/11/25)	30	30,851
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	945	900,141
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	588	579,727
4.03%, 01/25/24 (Call 12/25/23)	167	169,430
Paramount Global, 4.75%, 05/15/25 (Call 04/15/25)	234	240,426
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	204	207,029
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	353	351,690
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	100	97,698
Security	Par (000)	Value

Media (continued)
3.35%, 03/24/25	$846	$852,573
3.70%, 09/15/24 (Call 06/15/24)	76	77,134
3.70%, 03/23/27	25	25,182
		4,834,874
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	30	29,888

Mining — 0.1%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)(a)	892	924,513

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26 (Call 11/01/26)	1,220	1,122,449

Oil & Gas — 1.8%
BP Capital Markets America Inc.
3.19%, 04/06/25 (Call 03/06/25)	337	336,427
3.79%, 02/06/24 (Call 01/06/24)	256	259,773
3.80%, 09/21/25 (Call 07/21/25)	229	232,833
BP Capital Markets PLC
3.51%, 03/17/25	307	309,840
3.54%, 11/04/24(a)	173	174,981
3.81%, 02/10/24	445	452,774
3.99%, 09/26/23	164	166,824
Chevron Corp., 1.55%, 05/11/25 (Call 04/11/25)	1,424	1,369,461
ConocoPhillips Co., 3.35%, 11/15/24 (Call 08/15/24)(a)	236	237,027
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	615	653,782
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	339	336,851
2.99%, 03/19/25 (Call 02/19/25)	806	806,065
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	2,111	2,104,181
4.30%, 04/01/27 (Call 01/01/27)	780	780,140
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)(d)	1,564	1,602,130
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	425	425,799
4.70%, 05/01/25 (Call 04/01/25)(a)	659	678,085
5.13%, 12/15/26 (Call 09/15/26)	85	88,619
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	1,160	1,202,085
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	369	338,974
3.85%, 04/09/25 (Call 03/09/25)	339	342,119
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	709	710,475
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	676	665,022
3.70%, 01/15/24(a)	1,431	1,451,420
3.75%, 04/10/24(a)	1,613	1,642,550
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	125	122,619
3.40%, 09/15/26 (Call 06/15/26)	5	4,898
		17,495,754
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 2.06%, 12/15/26 (Call 11/15/26)	2,295	2,145,068
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	231	233,795
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	630	594,499
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	1,113	1,128,549
		4,101,911

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	$995	$976,552
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	519	521,917
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	267	264,194
3.75%, 03/15/25 (Call 01/15/25)	260	260,975
		2,023,638
Pharmaceuticals — 2.5%
AbbVie Inc., 3.60%, 05/14/25 (Call 02/14/25)	498	501,371
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	151	149,854
3.40%, 05/15/24 (Call 02/15/24)	126	126,358
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 07/01/22)	305	292,269
1.20%, 05/28/26 (Call 04/28/26)	2,665	2,452,440
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	3,257	2,954,588
3.38%, 11/16/25	4,583	4,608,527
3.50%, 08/17/23 (Call 07/17/23)	2,472	2,498,970
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	216	216,639
3.73%, 12/15/24 (Call 09/15/24)	110	111,040
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)	218	218,713
3.25%, 11/01/23(a)	34	34,387
3.63%, 05/15/24 (Call 02/15/24)(a)	15	15,205
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	1,207	1,200,398
3.50%, 11/15/24 (Call 08/15/24)	701	703,559
3.75%, 09/15/25 (Call 06/15/25)(a)	670	673,337
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)(a)	307	281,332
3.00%, 07/15/23 (Call 05/16/23)	74	74,230
3.25%, 04/15/25 (Call 01/15/25)	200	199,158
3.50%, 06/15/24 (Call 03/17/24)	348	350,662
3.75%, 07/15/23 (Call 06/15/23)	69	69,711
4.13%, 11/15/25 (Call 09/15/25)	301	306,135
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	365	361,835
3.38%, 08/12/24 (Call 05/12/24)(a)	231	231,878
3.88%, 07/20/25 (Call 04/20/25)	302	305,391
4.00%, 12/05/23 (Call 09/05/23)	51	51,736
4.10%, 03/25/25 (Call 01/25/25)(a)	766	781,619
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	262	260,983
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	363	368,993
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	740	742,856
Johnson & Johnson, 0.55%, 09/01/25 (Call 08/01/25)	207	192,382
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	201	203,102
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	580	592,081
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)(a)	425	424,515
2.90%, 03/07/24 (Call 02/07/24)	199	199,826
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(a)	268	261,110
3.40%, 05/06/24	467	473,575
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	257	256,262
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	310	315,422
Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	$145	$149,530
		24,211,979

Pipelines — 2.3%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	207	211,645
5.95%, 06/01/26 (Call 03/01/26)	35	36,852
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	999	1,040,159
7.00%, 06/30/24 (Call 01/01/24)(a)	735	771,772
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	526	539,965
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	65	59,104
2.50%, 01/15/25 (Call 12/15/24)	474	460,344
3.50%, 06/10/24 (Call 03/10/24)	479	481,222
4.00%, 10/01/23 (Call 07/01/23)(a)	257	259,701
4.25%, 12/01/26 (Call 09/01/26)	75	75,810
Energy Transfer LP, 3.90%, 05/15/24 (Call 02/15/24)	320	320,186
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	118	118,568
4.15%, 02/01/24 (Call 11/01/23)	191	193,447
4.25%, 09/01/24 (Call 06/01/24)	325	329,781
4.30%, 05/01/24 (Call 02/01/24)	271	275,152
Kinder Morgan Inc., 4.30%, 06/01/25 (Call 03/01/25)	178	180,350
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	239	239,428
4.88%, 12/01/24 (Call 09/01/24)(a)	534	546,602
4.88%, 06/01/25 (Call 03/01/25)	573	586,626
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	700	659,750
2.75%, 09/01/24 (Call 08/01/24)	1,225	1,200,916
5.85%, 01/15/26 (Call 12/15/25)	5,103	5,383,410
7.50%, 09/01/23 (Call 06/01/23)(a)	900	937,809
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	201	205,862
5.00%, 09/15/23 (Call 06/15/23)(a)	772	785,371
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)(a)	574	572,450
4.65%, 10/15/25 (Call 07/15/25)	184	186,309
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	5	5,154
5.63%, 03/01/25 (Call 12/01/24)	1,330	1,380,979
5.75%, 05/15/24 (Call 02/15/24)	930	960,783
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	60	58,579
3.50%, 03/15/25 (Call 12/15/24)	658	654,045
4.75%, 03/15/24 (Call 12/15/23)	392	400,428
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	646	654,870
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	492	494,239
4.00%, 09/15/25 (Call 06/15/25)	260	261,222
4.30%, 03/04/24 (Call 12/04/23)	272	275,993
4.50%, 11/15/23 (Call 08/15/23)	119	120,903
4.55%, 06/24/24 (Call 03/24/24)	238	241,963
		22,167,749
Real Estate — 0.3%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	300	302,574

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	$2,775	$2,846,429
		3,149,003
Real Estate Investment Trusts — 3.4%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)(a)	384	382,982
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	238	241,289
American Tower Corp.
0.60%, 01/15/24	7	6,716
1.30%, 09/15/25 (Call 08/15/25)	168	154,778
1.45%, 09/15/26 (Call 08/15/26)	1,055	945,829
1.60%, 04/15/26 (Call 03/15/26)	320	292,198
2.40%, 03/15/25 (Call 02/15/25)	844	813,633
2.75%, 01/15/27 (Call 11/15/26)	1,025	959,072
2.95%, 01/15/25 (Call 12/15/24)	340	334,407
3.00%, 06/15/23	1,399	1,398,678
3.13%, 01/15/27 (Call 10/15/26)	55	52,232
3.38%, 05/15/24 (Call 04/15/24)	829	828,594
3.38%, 10/15/26 (Call 07/15/26)	600	581,460
3.65%, 03/15/27 (Call 02/15/27)	175	170,564
4.00%, 06/01/25 (Call 03/01/25)	240	241,524
4.40%, 02/15/26 (Call 11/15/25)	345	349,978
5.00%, 02/15/24	1,723	1,770,951
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	20	19,001
3.13%, 09/01/23 (Call 06/01/23)	209	209,075
3.20%, 01/15/25 (Call 10/15/24)	746	738,973
3.80%, 02/01/24 (Call 11/01/23)	767	772,814
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)	178	178,589
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	371	369,130
3.85%, 02/01/25 (Call 11/01/24)	640	639,552
3.90%, 03/15/27 (Call 12/15/26)	20	19,475
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	235	216,543
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	200	185,190
3.15%, 07/15/23 (Call 06/15/23)	148	148,275
3.20%, 09/01/24 (Call 07/01/24)	325	322,696
3.70%, 06/15/26 (Call 03/15/26)	55	54,513
4.00%, 03/01/27 (Call 12/01/26)	45	44,788
4.45%, 02/15/26 (Call 11/15/25)	45	45,617
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	1,000	979,850
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,429	1,303,977
1.25%, 07/15/25 (Call 06/15/25)	1,133	1,047,912
1.45%, 05/15/26 (Call 04/15/26)	849	771,376
2.63%, 11/18/24 (Call 10/18/24)	1,762	1,726,002
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)	46	45,737
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	197	198,480
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	102	102,055
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	120	107,644
3.40%, 02/01/25 (Call 11/01/24)	109	108,387
4.00%, 06/01/25 (Call 03/01/25)	326	328,142
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	499	498,541
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Series E, 4.00%, 06/15/25 (Call 03/15/25)	$520	$516,537
Series F, 4.50%, 02/01/26 (Call 11/01/25)	552	551,840
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	584	577,728
4.38%, 10/01/25 (Call 07/01/25)	168	169,939
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	305	301,959
3.30%, 02/01/25 (Call 12/01/24)	448	443,959
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	670	659,059
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	138	140,074
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	167	168,905
3.88%, 04/15/25 (Call 02/15/25)	273	275,072
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	90	90,103
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	480	479,870
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	474	467,369
4.25%, 02/01/26 (Call 11/01/25)	240	239,287
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	855	831,248
3.25%, 10/15/26 (Call 07/15/26)	50	48,417
3.50%, 04/15/24 (Call 03/15/24)	499	501,425
3.50%, 02/01/25 (Call 11/01/24)	493	489,140
3.75%, 05/01/24 (Call 02/01/24)	569	571,105
3.85%, 04/01/27 (Call 01/01/27)	300	297,087
4.13%, 01/15/26 (Call 10/15/25)	25	25,106
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)(a)	1,100	1,045,242
3.63%, 03/15/24 (Call 02/15/24)	995	999,368
4.00%, 06/01/25 (Call 03/01/25)	981	987,622
4.25%, 04/01/26 (Call 01/01/26)	20	20,153
4.50%, 01/15/24 (Call 10/15/23)	205	207,995
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	135	135,698
4.60%, 04/01/24 (Call 01/01/24)	300	305,394
		32,253,920
Retail — 3.2%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	511	507,960
AutoZone Inc., 3.63%, 04/15/25 (Call 03/15/25)	1,266	1,269,494
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	439	443,289
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	75	71,951
2.50%, 04/15/27 (Call 02/15/27)	2,000	1,928,420
2.70%, 04/15/25 (Call 03/15/25)	5	4,983
2.88%, 04/15/27 (Call 03/15/27)	920	903,486
3.00%, 04/01/26 (Call 01/01/26)	535	534,834
3.35%, 09/15/25 (Call 06/15/25)	804	812,940
3.75%, 02/15/24 (Call 11/15/23)	1,204	1,226,467
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	595	574,574
3.13%, 09/15/24 (Call 06/15/24)	693	691,475
3.35%, 04/01/27 (Call 03/01/27)	2,565	2,525,473
3.38%, 09/15/25 (Call 06/15/25)	570	569,966
3.88%, 09/15/23 (Call 06/15/23)	110	111,350
4.00%, 04/15/25 (Call 03/15/25)	901	918,407
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	316	298,639
3.25%, 06/10/24	110	110,953

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.30%, 07/01/25 (Call 06/01/25)(a)	$287	$288,492
3.38%, 05/26/25 (Call 02/26/25)	220	220,658
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	876	897,033
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	408	413,512
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	270	255,690
2.25%, 04/15/25 (Call 03/15/25)	6,466	6,350,841
2.50%, 04/15/26	7,017	6,879,677
3.50%, 07/01/24	1,425	1,447,031
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	815	808,521
		31,066,116
Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(b)	305	313,937

Semiconductors — 1.5%
Altera Corp., 4.10%, 11/15/23	414	421,311
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	2,203	2,253,493
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	1,435	1,404,750
2.88%, 05/11/24 (Call 03/11/24)(a)	824	828,334
3.40%, 03/25/25 (Call 02/25/25)	675	683,215
3.70%, 07/29/25 (Call 04/29/25)	580	590,231
3.75%, 03/25/27 (Call 01/25/27)(a)	800	813,128
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)(a)	335	339,710
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)(a)	1,040	1,046,261
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)	1,175	1,217,312
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	376	361,926
4.40%, 06/01/27 (Call 05/01/27)	130	130,495
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	100	92,187
1.38%, 03/12/25 (Call 02/12/25)	2,810	2,696,982
2.63%, 05/15/24 (Call 03/15/24)	1,707	1,706,966
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	25	23,161
3.88%, 04/22/27 (Call 03/22/27)	85	85,731
		14,695,193
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
0.67%, 08/16/23 (Call 08/16/22)(d)	20	19,359
3.84%, 05/01/25 (Call 04/01/25)	420	418,513
		437,872
Software — 4.4%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	544	529,943
2.15%, 02/01/27 (Call 12/01/26)	4,145	3,955,159
3.25%, 02/01/25 (Call 11/01/24)	1,072	1,078,947
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	464	474,635
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(a)	800	816,152
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)	1,645	1,613,860
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	90	93,236
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	232	232,682
Intuit Inc.
0.65%, 07/15/23	865	846,541
0.95%, 07/15/25 (Call 06/15/25)	4,416	4,124,412
Security	Par (000)	Value

Software (continued)
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	$1,710	$1,709,812
2.40%, 08/08/26 (Call 05/08/26)	3,615	3,543,821
2.70%, 02/12/25 (Call 11/12/24)	2,024	2,025,599
2.88%, 02/06/24 (Call 12/06/23)	2,511	2,528,276
3.13%, 11/03/25 (Call 08/03/25)	3,061	3,085,427
3.30%, 02/06/27 (Call 11/06/26)	3,225	3,263,377
3.63%, 12/15/23 (Call 09/15/23)	2,247	2,290,277
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)(a)	580	559,137
2.80%, 04/01/27 (Call 02/01/27)	1,090	1,014,408
2.95%, 05/15/25 (Call 02/15/25)(a)	552	538,228
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	294	270,221
2.35%, 09/15/24 (Call 08/15/24)	640	627,808
3.65%, 09/15/23 (Call 08/15/23)	526	530,487
Take-Two Interactive Software Inc., 3.70%, 04/14/27 (Call 03/14/27)	870	860,169
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	3,707	3,325,068
4.50%, 05/15/25 (Call 04/15/25)	1,026	1,044,160
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	910	895,549
		41,877,391
Telecommunications — 1.9%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	1,204	1,224,673
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	1,703	1,699,151
3.50%, 06/15/25(a)	2,089	2,118,664
3.63%, 03/04/24	1,190	1,210,480
Motorola Solutions Inc., 4.00%, 09/01/24	939	945,911
Rogers Communications Inc.
2.95%, 03/15/25 (Call 03/15/23)(d)	500	491,045
3.20%, 03/15/27 (Call 02/15/27)(d)	1,050	1,021,072
3.63%, 12/15/25 (Call 09/15/25)	1,400	1,397,970
4.10%, 10/01/23 (Call 07/01/23)(a)	878	888,492
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)	901	895,143
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	23	21,379
2.63%, 08/15/26	720	693,238
3.00%, 03/22/27 (Call 01/22/27)	2,805	2,725,282
3.38%, 02/15/25	196	197,944
3.50%, 11/01/24 (Call 08/01/24)	124	125,862
4.13%, 03/16/27	95	97,320
Vodafone Group PLC
3.75%, 01/16/24(a)	213	215,912
4.13%, 05/30/25	2,233	2,272,524
		18,242,062
Toys, Games & Hobbies — 0.4%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	1,926	1,917,391
3.55%, 11/19/26 (Call 09/19/26)	2,095	2,051,172
		3,968,563
Transportation — 2.0%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3 mo. LIBOR US + 2.350%)(b)	502	508,215
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)(a)	324	322,399

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	$400	$394,704
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	502	504,922
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	80	77,501
3.65%, 08/01/25 (Call 06/01/25)	80	80,174
3.85%, 01/15/24 (Call 10/15/23)(a)	186	187,944
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	3,720	3,415,406
2.50%, 09/01/24 (Call 08/01/24)	3,088	3,002,771
2.85%, 03/01/27 (Call 02/01/27)	435	412,062
2.90%, 12/01/26 (Call 10/01/26)	500	475,155
3.35%, 09/01/25 (Call 08/01/25)	1,631	1,605,181
3.65%, 03/18/24 (Call 02/18/24)(a)	2,699	2,698,298
3.88%, 12/01/23 (Call 11/01/23)	2,314	2,337,487
4.63%, 06/01/25 (Call 05/01/25)	952	967,946
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	132	132,527
3.25%, 08/15/25 (Call 05/15/25)	197	197,154
3.60%, 02/15/24 (Call 11/15/23)	190	191,606
3.75%, 03/15/24 (Call 12/15/23)(a)	32	32,374
3.75%, 07/15/25 (Call 05/15/25)	158	160,124
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	287	282,976
2.40%, 11/15/26 (Call 08/15/26)	25	24,053
2.80%, 11/15/24 (Call 09/15/24)	255	255,099
3.90%, 04/01/25 (Call 03/01/25)	949	969,584
		19,235,662
Trucking & Leasing — 0.2%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	293	288,538
3.85%, 03/30/27 (Call 12/30/26)	870	859,273
4.35%, 02/15/24 (Call 01/15/24)	295	299,333
		1,447,144
Venture Capital — 0.1%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)(a)	50	44,707
3.38%, 01/20/27 (Call 12/20/26)	1,000	907,640
		952,347
Security	Par/ Shares (000)	Value

Water — 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)(a)	$347	$348,169
3.85%, 03/01/24 (Call 12/01/23)	110	111,021
		459,190

Total Corporate Bonds & Notes — 99.3%
(Cost: $1,007,368,801)		953,573,179

Short-Term Securities

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	32,900	32,899,695
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(e)(f)	4,880	4,880,000
		37,779,695
Total Short-Term Securities — 3.9%
(Cost: $37,771,101)		37,779,695

Total Investments in Securities — 103.2%
(Cost: $1,045,139,902)		991,352,874

Liabilities in Excess of Other Assets — (3.2)%		(30,507,139)

Net Assets — 100.0%		$960,845,735

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,636,964	$3,266,657	(a)	$—	$(9,671)	$5,745	$32,899,695	32,900	$18,721	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,760,000	2,120,000	(a)	—	—	—	4,880,000	4,880	4,814		—
					$(9,671)	5,745	$37,779,695		$23,535		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
May 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$953,573,179	$—	$953,573,179
Money Market Funds	37,779,695	—	—	37,779,695
	$37,779,695	$953,573,179	$—	$991,352,874

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate